UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Silverback Asset Management, LLC
Address:  414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517

Form 13F File Number:  028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place, and Date of Signing:

      /s/ Elliot Bossen        Chapel Hill, North Carolina       May 2, 2012
      -----------------        ---------------------------       -----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           85
                                         -----------

Form 13F Information Table Value Total:  $ 2,085,536
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number  Name
---  --------------------  ----
1    028-12814             Investcorp Silverback Arbitrage Master Fund, Limited

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- ---------------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ---------- ------ ----
ACTUANT CORP                  SDCV 2.672%11/1  00508XAB0      21,892  14,975,000 PRN      Shared-Def 1        14,975,000
ALCOA INC                     NOTE 5.250% 3/1  013817AT8      32,748  19,639,000 PRN      Shared-Def 1        19,639,000
ALPHA NATURAL RESOURCES INC   NOTE 2.375% 4/1  02076XAA0       7,312   8,080,000 PRN      Shared-Def 1         8,080,000
AMERIGROUP CORP               NOTE 2.000% 5/1  03073TAB8      40,868  25,866,000 PRN      Shared-Def 1        25,866,000
ANIXTER INTL INC              NOTE 1.000% 2/1  035290AJ4      37,799  30,083,000 PRN      Shared-Def 1        30,083,000
A123 SYS INC                  NOTE 3.750% 4/1  03739TAA6       1,155   3,500,000 PRN      Shared-Def 1         3,500,000
ARCHER DANIELS MIDLAND CO     NOTE 0.875% 2/1  039483AW2      12,277  12,000,000 PRN      Shared-Def 1        12,000,000
ARVINMERITOR INC              FRNT 4.625% 3/0  043353AF8      14,987  16,050,000 PRN      Shared-Def 1        16,050,000
BPZ RESOURCES INC             MTNF 6.500% 3/0  055639AB4      15,124  16,175,000 PRN      Shared-Def 1        16,175,000
BIOMARIN PHARMACEUTICAL INC   NOTE 1.875% 4/2  09061GAD3      65,510  36,700,000 PRN      Shared-Def 1        36,700,000
BORGWARNER INC                NOTE 3.500% 4/1  099724AF3      12,840   4,995,000 PRN      Shared-Def 1         4,995,000
CADENCE DESIGN SYSTEM INC     NOTE 2.625% 6/0  127387AJ7      29,448  17,700,000 PRN      Shared-Def 1        17,700,000
CEMEX SAB DE CV               NOTE 4.875% 3/1  151290AV5      18,162  19,250,000 PRN      Shared-Def 1        19,250,000
CENTRAL EUROPEAN DIST CORP    NOTE 3.000% 3/1  153435AA0       4,186   4,730,000 PRN      Shared-Def 1         4,730,000
CENTRAL EUROPEAN MEDIA        NOTE 5.000%11/1  153443AH9      12,760  15,950,000 PRN      Shared-Def 1        15,950,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167BZ9      23,616  25,600,000 PRN      Shared-Def 1        25,600,000
COMTECH TELECOMMUNICATIONS C  NOTE 3.000% 5/0  205826AF7      15,102  13,400,000 PRN      Shared-Def 1        13,400,000
COVANTA HLDG CORP             NOTE 3.250% 6/0  22282EAC6      25,420  22,066,000 PRN      Shared-Def 1        22,066,000
CUBIST PHARMACEUTICALS INC    NOTE 2.250% 6/1  229678AC1      17,668  12,300,000 PRN      Shared-Def 1        12,300,000
DENDREON CORP                 NOTE 2.875% 1/1  24823QAC1      16,984  21,000,000 PRN      Shared-Def 1        21,000,000
DRYSHIPS INC.                 NOTE 5.000%12/0  262498AB4      13,444  15,910,000 PRN      Shared-Def 1        15,910,000
EQUINIX INC                   NOTE 3.000%10/1  29444UAG1      33,153  21,974,000 PRN      Shared-Def 1        21,974,000
EXTERRAN HLDGS INC            NOTE 4.250% 6/1  30225XAA1      20,512  20,525,000 PRN      Shared-Def 1        20,525,000
GENCORP INC                   SDCV 4.062%12/3  368682AN0      20,119  18,803,000 PRN      Shared-Def 1        18,803,000
GILEAD SCIENCES INC           NOTE 1.000% 5/0  375558AN3      87,571  71,450,000 PRN      Shared-Def 1        71,450,000
GMX RES INC                   NOTE 5.000% 2/0  38011MAB4       3,502   4,700,000 PRN      Shared-Def 1         4,700,000
GMX RES INC                   NOTE 4.500% 5/0  38011MAJ7       5,505  12,233,000 PRN      Shared-Def 1        12,233,000
GOODRICH PETE CORP            NOTE 5.000%10/0  382410AC2       6,188   6,250,000 PRN      Shared-Def 1         6,250,000
HEADWATERS INC                NOTE 2.500% 2/0  42210PAD4      10,208  11,096,000 PRN      Shared-Def 1        11,096,000
HELIX ENERGY SOLUTIONS GRP I  NOTE 3.250% 3/1  42330PAG2      17,511  16,500,000 PRN      Shared-Def 1        16,500,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3  451055AB3      23,107  23,136,000 PRN      Shared-Def 1        23,136,000
INGERSOLL-RAND GLOBAL HLDG C  NOTE 4.500% 4/1  45687AAD4      56,072  24,219,000 PRN      Shared-Def 1        24,219,000
JAMES RIVER COAL CO           NOTE 4.500%12/0  470355AF5       9,931  18,390,000 PRN      Shared-Def 1        18,390,000
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1  482740AC1       1,723   6,500,000 PRN      Shared-Def 1         6,500,000
KULICKE & SOFFA INDS INC      NOTE 0.875% 6/0  501242AT8      20,767  20,587,000 PRN      Shared-Def 1        20,587,000
L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0  502413AW7      22,721  23,220,000 PRN      Shared-Def 1        23,220,000
LEVEL 3 COMMUNICATIONS INC    NOTE 15.000% 1/1 52729NBM1      19,834  16,125,000 PRN      Shared-Def 1        16,125,000
LINCARE HLDGS INC             DBCV 2.750%11/0  532791AE0      22,495  21,960,000 PRN      Shared-Def 1        21,960,000
LINCARE HLDGS INC             NOTE 2.750%11/0  532791AF7      22,290  20,126,000 PRN      Shared-Def 1        20,126,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AG2       2,651   3,100,000 PRN      Shared-Def 1         3,100,000
MCMORAN EXPLORATION CO        NOTE 5.250%10/0  582411AL8      11,059  10,608,000 PRN      Shared-Def 1        10,608,000
MEDTRONIC INC                 NOTE 1.625% 4/1  585055AM8      54,254  53,750,000 PRN      Shared-Def 1        53,750,000
MICRON TECHNOLOGY INC         NOTE 4.250%10/1  595112AJ2      24,817  14,950,000 PRN      Shared-Def 1        14,950,000
NETAPP INC                    NOTE 1.750% 6/0  64110DAB0      74,642  51,300,000 PRN      Shared-Def 1        51,300,000
NUANCE COMMUNICATIONS INC     DBCV 2.750% 8/1  67020YAB6      13,157   9,000,000 PRN      Shared-Def 1         9,000,000
ON SEMICONDUCTOR CORP         NOTE 2.625%12/1  682189AG0       7,288   6,500,000 PRN      Shared-Def 1         6,500,000
PIONEER NAT RES CO            NOTE 2.875% 1/1  723787AH0      42,601  22,050,000 PRN      Shared-Def 1        22,050,000
POWERWAVE TECHNOLOGIES INC    NOTE 3.875%10/0  739363AF6       6,375  12,750,000 PRN      Shared-Def 1        12,750,000
RF MICRODEVICES INC           NOTE 1.000% 4/1  749941AJ9       8,287   8,225,000 PRN      Shared-Def 1         8,225,000
SAFEGUARD SCIENTIFICS INC     DBCV 10.125% 3/1 786449AH1      20,771  15,450,000 PRN      Shared-Def 1        15,450,000
SALESFORCE COM INC            NOTE 0.750% 1/1  79466LAB0      54,547  29,150,000 PRN      Shared-Def 1        29,150,000
SONOSITE INC                  NOTE 3.750% 7/1  83568GAA2      18,077  12,360,000 PRN      Shared-Def 1        12,360,000
SUNTECH PWR HLDGS CO LTD      NOTE 3.000% 3/1  86800CAE4      26,533  33,375,000 PRN      Shared-Def 1        33,375,000
THQ INC                       NOTE 5.000% 8/1  872443AB2       7,574  15,300,000 PRN      Shared-Def 1        15,300,000
TAKE-TWO INTERACTIVE SOFTWAR  NOTE 4.375% 6/0  874054AA7      23,996  15,500,000 PRN      Shared-Def 1        15,500,000
TREX CO INC                   NOTE 6.000% 7/0  89531PAA3      17,669  11,959,000 PRN      Shared-Def 1        11,959,000
USEC INC                      NOTE 3.000%10/0  90333EAC2      14,616  29,232,000 PRN      Shared-Def 1        29,232,000
UNITED STATES STL CORP NEW    NOTE 4.000% 5/1  912909AE8      41,771  35,250,000 PRN      Shared-Def 1        35,250,000
VECTOR GROUP LTD              DBCV 6/1         92240MAL2      18,571  16,500,000 PRN      Shared-Def 1        16,500,000
VORNADO RLTY L P              DEB 3.875% 4/1   929043AC1      43,612  43,585,000 PRN      Shared-Def 1        43,585,000
ON SEMICONDUCTOR CORP         NOTE 4/1         682189AE5      18,975  18,975,000 PRN      Shared-Def 1        18,975,000
PPL CORP                      UNIT 99/99/9999S 69351T114      22,562  21,000,000 PRN      Shared-Def 1        21,000,000
ALERE INC                     PERP PFD CONV SE 01449J204      46,960     195,106 SH       Shared-Def 1           195,106
THQ INC                       COM NEW          872443403         294     524,916 SH       Shared-Def 1           524,916
SPDR S&P 500 ETF TR           TR UNIT          78462F103      60,548     430,000 SH       Shared-Def 1           430,000
VERENIUM CORP                 COM NEW          92340P209         484     116,587 SH       Shared-Def 1           116,587
GENERAL MTRS CO               *W EXP 07/10/201 37045V118      94,208   3,672,818 SH       Shared-Def 1         3,672,818
AMGEN INC                     NOTE 0.375% 2/0  031162AQ3      48,304  47,250,000 PRN      Shared-Def 1        47,250,000
DST SYS INC DEL               DBCV 8/1         233326AE7      17,245  13,879,000 PRN      Shared-Def 1        13,879,000
FEI CO                        NOTE 2.875% 6/0  30241LAF6      16,636   9,743,000 PRN      Shared-Def 1         9,743,000
SOLARFUN POWER HOLDINGS CO L  NOTE 3.500% 1/1  83415UAB4      10,635  15,675,000 PRN      Shared-Def 1        15,675,000
VERIFONE SYS INC              NOTE 1.375% 6/1  92342YAB5      13,745  11,550,000 PRN      Shared-Def 1        11,550,000
CENTRAL EUROPEAN DIST CORP    COM              153435102         636     124,500 SH  Call Shared-Def 1           124,500
MICROSOFT CORP                COM              594918104       2,419      75,000 SH  Call Shared-Def 1            75,000
MICROSOFT CORP                COM              594918104       8,064     250,000 SH  Call Shared-Def 1           250,000
MICROSOFT CORP                COM              594918104      16,128     500,000 SH  Call Shared-Def 1           500,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103     140,810   1,000,000 SH  Put  Shared-Def 1         1,000,000
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605       5,486     347,300 SH  Call Shared-Def 1           347,300
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605       2,169     137,300 SH  Call Shared-Def 1           137,300
MICROSOFT CORP                COM              594918104         863      26,750 SH       Shared-Def 1            26,750
CLEARWIRE CORP NEW            CL A             18538Q105       4,702   2,062,100 SH       Shared-Def 1         2,062,100
CITIGROUP INC                 *W EXP 01/04/201 172967226     102,301   2,798,920 SH       Shared-Def 1         2,798,920
CITIGROUP INC                 *W EXP 10/28/201 172967234      63,718   1,743,300 SH       Shared-Def 1         1,743,300
AUTOLIV INC                   UNIT 99/99/9999  052800208      11,650   3,187,500 PRN      Shared-Def 1         3,187,500
BPZ RESOURCES INC             COM              055639108         622     154,300 SH       Shared-Def 1           154,300